Reorganization and Acquisitions (Acquisition of RaidCall, Narrative) (Details) - Changyou.com Limited [Member] - TalkTalk [Member] $ in Millions			1 Months Ended
	Mar. 31, 2015	Dec. 24, 2013 USD ($) Directors	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Percentage of acquired equity interests	70.00%	62.50%	62.50%
Cash consideration		$ 47.6	$ 47.6
Cash consideration, paid to Kalends Group for ordinary shares of TalkTalk		27.6	27.6
Cash consideration, injected for newly issued ordinary shares		$ 20.0	$ 20.0
Equity interests reserved for grants of equity incentive awards to key employees		15.00%
Equity interests held by Kalends Group		22.50%
Number of directors designated by Changyou | Directors		3
Number of directors of the board | Directors		5